FINANCIAL ASSETS AND PUBLIC SERVICE CONCESSIONS - Adjustment factor (Details) - ITAIPU R$ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)
Disclosure of subsidiaries
Reimbursement obligation - Union - Current liabilities		R$ (2,996,427)		R$ (3,173,079)
Reimbursement obligation - Union - Non - current liabilities		(2,496,433)		(3,167,188)
Total		1,202,493		1,803,717
Binacional adjustment factor
Disclosure of subsidiaries
Regulatory Asset - Current Asset	$ 557,730	2,248,044	$ 517,057	2,003,494
Regulatory Asset - Non-current Asset	863,209	3,479,337	1,175,126	4,553,380
Total financial assets	1,420,939	5,727,380	1,692,184	6,556,873
Reimbursement obligation - Union - Current liabilities	(349,931)	(1,410,466)	(318,016)	(1,232,250)
Reimbursement obligation - Union - Non - current liabilities	(619,355)	(2,496,433)	(817,381)	(3,167,188)
Total financial liabilities	(969,286)	(3,906,899)	(1,135,398)	(4,399,438)
Total	$ 451,654	R$ 1,820,481	$ 556,786	R$ 2,157,435